Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Segment Reporting Information [Line Items]
Total assets	$ 314,983	$ 314,983	[1]	$ 377,357	$ 377,357	[1]	$ 355,511
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Total assets		269,972			328,469
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Total assets		28,961			32,342
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Total assets		10,175			10,713
Corporate and Other
Segment Reporting Information [Line Items]
Total assets		$ 5,875			$ 5,833

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.